World Omni Auto Receivables Trust 2008-A	EXHIBIT 99.1
Monthly Servicer Certificate
July 31, 2008

Dates Covered
Collections Period	07/01/08 - 07/31/08
Interest Accrual Period	07/15/08 - 08/14/08
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 06/30/08	1,046,613,729.94	60,070
Principal Payments	29,918,970.75	1,608
Defaulted Receivables	2,790,473.52	131
Repurchased Accounts	0.00	0

Pool Balance at 7/31/08	1,013,904,285.67	58,331

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	15,153,383.20	851
Past Due 61-90 days	4,075,125.15	199
Past Due 91 + days	1,474,315.74	74

Total	20,702,824.09	1,124

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	1,425,316.58

Aggregate Net Losses—July 2008	1,365,156.94

Overcollateralization Target Amount	15,208,564.29

Actual Overcollateralization	15,208,564.29

Weighted Average APR	8.50%
Weighted Average Remaining Term	59.57

Flow of Funds	$ Amount
Collections	38,475,333.45
Advances	38,446.56
Investment Earnings on Cash Accounts	88,282.35
Servicing Fee	(872,178.11)
Interest Rate Swap Receipt	—

Available Funds	37,729,884.25

Distributions of Available Funds
(1) Monthly Swap Payment Amount	47,004.38
(2) Class A Interest	3,068,890.47
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	17,010,238.32
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	15,208,564.29
(8) Distribution to Certificateholders	2,395,186.79

Total Distributions of Available Funds	37,729,884.25

Servicing Fee	872,178.11
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 7/15/08	1,030,914,523.99
Principal Paid	32,218,802.61
Note Balance @ 8/15/08	998,695,721.38

Class A-1
Note Balance @ 7/15/08	126,326,523.99
Principal Paid	32,218,802.61
Note Balance @ 8/15/08	94,107,721.38
Note Factor @ 8/15/08	35.3788426%

Class A-2
Note Balance @ 7/15/08	336,000,000.00
Principal Paid	—
Note Balance @ 8/15/08	336,000,000.00
Note Factor @ 8/15/08	100.0000000%

Class A-3a
Note Balance @ 7/15/08	210,000,000.00
Principal Paid	—
Note Balance @ 8/15/08	210,000,000.00
Note Factor @ 8/15/08	100.0000000%

Class A-3b
Note Balance @ 7/15/08	107,000,000.00
Principal Paid	—
Note Balance @ 8/15/08	107,000,000.00
Note Factor @ 8/15/08	100.0000000%

Class A-4
Note Balance @ 7/15/08	181,000,000.00
Principal Paid	—
Note Balance @ 8/15/08	181,000,000.00
Note Factor @ 8/15/08	100.0000000%

Class B
Note Balance @ 7/15/08	70,588,000.00
Principal Paid	—
Note Balance @ 8/15/08	70,588,000.00
Note Factor @ 8/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,068,890.47
Total Principal Paid	32,218,802.61

Total Paid	35,287,693.08

Class A-1
Coupon	2.92200%
Interest Paid	317,858.59
Principal Paid	32,218,802.61

Total Paid to A-1 Holders	32,536,661.20

Class A-2
One-Month Libor	2.45750%
Coupon	3.45750%
Interest Paid	1,000,370.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,000,370.00

Class A-3a
Coupon	3.94000%
Interest Paid	689,500.00
Principal Paid	0.00

Total Paid to A-3a Holders	689,500.00

Class A-3b
One-Month Libor	2.45750%
Coupon	3.75750%
Interest Paid	346,211.88
Principal Paid	0.00

Total Paid to A-3b Holders	346,211.88

Class A-4
Coupon	4.74000%
Interest Paid	714,950.00
Principal Paid	0.00

Total Paid to A-4 Holders	714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6216658
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.5236058

Total Distribution Amount	30.1452716

A-1 Interest Distribution Amount	1.1949571
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	121.1233181

Total A-1 Distribution Amount	122.3182752

A-2 Interest Distribution Amount	2.9772917
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.9772917

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	3.2356250
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	3.2356250

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	527.96
Noteholders’ Principal Distributable Amount	472.04

Account Balances	$ Amount

Advances
Balance as of 6/30/08	248,445.94
Balance as of 7/31/08	286,892.50
Change	38,446.56

Reserve Fund
Balance as of 6/30/08	2,947,450.33
Investment Earnings	6,501.47
Prior Month’s Investment Earnings paid	(6,273.66)
Withdrawal	0.00
Balance as of 7/31/08	2,947,678.14
Change	227.81

Reserve Fund Requirement	2,941,176.67